Fair value measurement	12 Months Ended
Dec. 31, 2020
Fair value measurement
Fair value measurement

14   Fair value measurement

Assets measured at fair value on a recurring basis

The following table sets forth financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy, as of December 31, 2020:

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2020	(Level 1)	(Level 2)	(Level 3)
Short-term investments	509,636	—	509,636	—

The following table sets forth financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2019:

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2019	(Level 1)	(Level 2)	(Level 3)
Short-term investments	452,936	—	452,936	—

Short-term investments represent interest-bearing deposit placed with financial institution, which is restricted to withdrawal and use. The investment is issued by commercial bank in the PRC with a variable interest rate indexed to gold price published by the London Bullion Market Association and the exchange rate of euro against dollar. To estimate the fair value, the Group uses the expected return provided by the bank. As there are no quoted prices in active markets for the investment at the reporting date, the Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Financial instruments that are not measured at fair value, but fair value disclosure is required

Financial assets and liabilities not measured at fair value, but fair value disclosure is required mainly include cash equivalent, time deposits and short-term loan.

Cash equivalents’ fair values approximate their carrying values given their short maturities. Time deposits and short-term loan are measured at amortized cost. The carrying amount of time deposits as of December 31, 2019 and 2020, and the short-term loan as of December 31, 2019 approximate their fair value due to the fact that the related interest rates approximate the interest rates currently offered by financial institutions for similar instruments of comparable maturities.